As filed with the Securities and Exchange Commission on February 7, 2025
Registration No. 333-276157

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  [  ]
Post-Effective Amendment No. 3 [X]
(Check appropriate box or boxes.)
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MEMBERS Life Insurance Company
(Name of Insurance Company)
2000 Heritage Way
Waverly, Iowa 50677
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(319) 352-4090
(Insurance Company’s Telephone Number, including Area Code)
Britney Schnathorst, Esq.
MEMBERS Life Insurance Company
2000 Heritage Way
Waverly, Iowa 50677
(319) 352-4090
(Name and Address of Agent for Service)
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COPY TO:
Stephen E. Roth, Esq.
Thomas E. Bisset, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC  20001
(202) 383-0100
Approximate Date of Proposed Public Offering:  As soon as possible after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
  ☐  Immediately upon filing pursuant to paragraph (b)
  ☒  On March 7, 2025 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  On (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
  ☐  New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
  ☐  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
  ☐  If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
  ☒  Insurance Company relying on Rule 12h-7 under the Exchange Act
  ☐  Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities Being Registered: TruStage Zone Income Annuity

Explanatory Note
This Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March March 7, 2025, the effective date of Post-Effective Amendment No. 1, filed on November 12,
2024 (SEC Accession Number 0001562577-24-000025) pursuant to paragraph (a) of Rule 485 of the 1933 Act.
Post-Effective Amendment No. 2 was filed pursuant to paragraph 485(b)(1)(iii) of Rule 485 under the 1933 Act on
January 10, 2025 (ACCESSION NUMBER: 0001562577-25-000015).
This Post-Effective Amendment No. 3 incorporates by reference the information contained in the Prospectus,
Statement of Additional Information and Part C of Post-Effective Amendment No. 1.
SIGNATURES
As required by the Securities Act of 1933, the Registrant of this Registration Statement has caused this Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison and State of
Wisconsin as of 7 day of February, 2025.
MEMBERS LIFE INSURANCE COMPANY (Registrant)
By: /s/Tammy L. Schultz
Tammy L. Schultz, President
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated:

Signature	Title	Date
**	President and Director (Principal Executive Officer)	February 7, 2025
Tammy L. Schultz
*	Treasurer (Principal Financial & Accounting Officer)	February 7, 2025
Brian J. Borakove
*	Director	February 7, 2025
Jennifer M. Kraus-Florin
*	Director	February 7, 2025
Abigail R. Rodriguez
*	Director	February 7, 2025
William A. Karls
*	Director and Secretary	February 7, 2025
Paul D. Barbato
*By: /s/Britney Schnathorst
Britney Schnathorst
*Pursuant to Power of Attorney dated April 19, 2024, filed electronically with Post-Effective Amendment 4 of
Registration Statement on Form S-1 (333-271753), filed with the Commission on April 19, 2024.
**Pursuant to Power of Attorney dated September 17, 2024, filed electronically with this Registration
Statement on Form N-4 (File No. 333-271753), filed with the Commission on November 12, 2024.